Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2023
Cash and Cash Equivalents
Cash and Cash Equivalents	12. Cash and Cash Equivalents

	December 31	December 31
($ millions)	2023	2022
Cash	1 717	1 782
Cash equivalents	12	198
	1 729	1 980